Investment Objectives and Goals - Lazard Emerging Markets Opportunities ETF	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Emerging Markets Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.